Share capital and other equity - Ordinary shares (Details) - GBP (£)				1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended			36 Months Ended
		Mar. 31, 2021	Mar. 19, 2021	Jan. 18, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Jul. 30, 2021	Apr. 30, 2021
Own shares held
Share capital
Own shares acquired	[1]						£ 383,000,000	£ 77,000,000	£ 60,000,000
Own shares held | Share awards and options
Share capital
Shares held in treasury					15,000,000	15,000,000	15,000,000		16,000,000	15,000,000
Delivery of own shares held							1,000,000
Par value					£ 1	£ 1	£ 1			£ 1
Ordinary shares
Share capital
Authorized share capital					£ 0	£ 0	£ 0			£ 0
Authorized share capital granted					608,328,288	608,328,288	608,328,288			608,328,288
Authorized share capital amount granted after the buyback effect					£ 578,791,771	£ 578,791,771	578,791,771			£ 578,791,771
Number of own shares purchased			590,730,325		310,802,416
Nominal value of own shares purchased			£ 590,730,325		£ 310,802,416
Consideration paid for repurchase of own shares			£ 1,125,341,269		£ 676,242,656
Purchase price per share			£ 1.9050		£ 2.175796
Own shares acquired							£ 0
Percentage of issued shares repurchased			4.86%
Number of own shares cancelled			390,730,325
Treasury Shares, Re-Issued For Options Exercise						19,062,290
Shares held in treasury			200,000,000
Delivery of own shares held		200,000,000
Maximum amount for share buy back programme											£ 750,000,000
Maximum number of ordinary shares purchased under Programme											1,157,583,542	1,216,656,575
Number of shares issued in connection to employee share plans										38,000,000
Par value					£ 1	£ 1	£ 1			£ 1
Interim dividend paid							£ 347,000,000	0
Interim dividend per share							£ 0.030
Final dividend recommended					£ 844,300,000	£ 844,300,000	£ 844,300,000	£ 364,000,000		£ 844,300,000
Final dividend recommended, per share					£ 0.075	£ 0.075	£ 0.075	£ 0.03		£ 0.075
Ordinary shares | Ordinary share buyback program
Share capital
Number of own shares purchased				29,735,044
Nominal value of own shares purchased				£ 29,735,044
Consideration paid for repurchase of own shares				£ 73,007,375
Purchase price per share				£ 2.455264
Percentage of issued shares repurchased				2.93%
Ordinary shares | Own shares held
Share capital
Shares held in treasury					180,937,710	180,937,710	180,937,710			180,937,710
Delivery of own shares held							19,062,290

[1]	In March 2021, there was an agreement with HM Treasury to buy 591 million ordinary shares in the Company from UK Government Investments Ltd (UKGI), at 190.5p per share for the total consideration of £1.13 billion. NatWest Group cancelled 391 million of the purchased ordinary shares, amounting to £744 million excluding fees, and held the remaining 200 million in own shares held, amounting to £381 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.